Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2009

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NACM Growth Fund

The information relating to the Allianz NACM Growth Fund contained in the table under “Management of the Funds—Sub-Advisers—Nicholas-Applegate” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience

NACM Growth Fund	James Li, Ph.D., CFA	2006	Senior Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has 12 years of investment industry experience.

	Kunal Ghosh	2009	Senior Vice President and Portfolio Manager for the Nicholas-Applegate International Systematic strategies. Prior to joining Nicholas-Applegate in 2006, Mr. Ghosh was a research associate and portfolio manager at Barclays Global Investors from 2003 to 2006. Prior to joining Barclays Global Investors in 2003, Mr. Ghosh spent one year as a quantitative analyst for the Cayuga Hedge Fund and three years as an engineer at Delphi Corporation (formerly Delphi Automotive Systems). He has 4 years of investment experience.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2009

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NACM Growth Fund

The information relating to the Allianz NACM Growth Fund contained in the table under “Management of the Funds—Sub-Advisers—Nicholas-Applegate” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience

NACM Growth Fund	James Li, Ph.D., CFA	2006	Senior Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has 12 years of investment industry experience.

	Kunal Ghosh	2009	Senior Vice President and Portfolio Manager for the Nicholas-Applegate International Systematic strategies. Prior to joining Nicholas-Applegate in 2006, Mr. Ghosh was a research associate and portfolio manager at Barclays Global Investors from 2003 to 2006. Prior to joining Barclays Global Investors in 2003, Mr. Ghosh spent one year as a quantitative analyst for the Cayuga Hedge Fund and three years as an engineer at Delphi Corporation (formerly Delphi Automotive Systems). He has 4 years of investment experience.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2009

to the Prospectus for Class P Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NACM Growth Fund

The information relating to the Allianz NACM Growth Fund contained in the table under “Management of the Funds—Sub-Advisers—Nicholas-Applegate” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience

NACM Growth Fund	James Li, Ph.D., CFA	2006	Senior Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has 12 years of investment industry experience.

	Kunal Ghosh	2009	Senior Vice President and Portfolio Manager for the Nicholas-Applegate International Systematic strategies. Prior to joining Nicholas-Applegate in 2006, Mr. Ghosh was a research associate and portfolio manager at Barclays Global Investors from 2003 to 2006. Prior to joining Barclays Global Investors in 2003, Mr. Ghosh spent one year as a quantitative analyst for the Cayuga Hedge Fund and three years as an engineer at Delphi Corporation (formerly Delphi Automotive Systems). He has 4 years of investment experience.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2009

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NACM Growth Fund

The information relating to the Allianz NACM Growth Fund contained in the table under “Management of the Funds—Sub-Advisers—Nicholas-Applegate” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience

NACM Growth Fund	James Li, Ph.D., CFA	2006	Senior Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has 12 years of investment industry experience.

	Kunal Ghosh	2009	Senior Vice President and Portfolio Manager for the Nicholas-Applegate International Systematic strategies. Prior to joining Nicholas-Applegate in 2006, Mr. Ghosh was a research associate and portfolio manager at Barclays Global Investors from 2003 to 2006. Prior to joining Barclays Global Investors in 2003, Mr. Ghosh spent one year as a quantitative analyst for the Cayuga Hedge Fund and three years as an engineer at Delphi Corporation (formerly Delphi Automotive Systems). He has 4 years of investment experience.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 9, 2009

to the Statement of Additional Information (“SAI”)

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NACM Growth Fund

The subsection captioned “Nicholas-Applegate” in the section titled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” is revised to indicate that James Li, Ph.D., CFA and Kunal Ghosh share primary responsibility for management of the Allianz NACM Growth Fund.

Information, as of June 30, 2008, regarding other accounts managed by these Portfolio Managers, as well as Mr. Li’s ownership of securities of the Allianz NACM Growth Fund, is currently provided in the SAI. Mr. Ghosh’s ownership of securities of the Allianz NACM Growth Fund as of July 1, 2009 is provided below.

Securities Ownership

NACM Growth Fund	Dollar Range of Equity Securities
Kunal Ghosh	None